Summary of Accounting Policies - Net Carrying Amount of Goodwill (Detail) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Goodwill [Roll Forward]
Balance, beginning		$ 57	$ 60
Translation adjustments		3	(3)
Goodwill Impairment Charge	$ (11)	(11)	0
Balance, ending	49	49	57
Clean Air Division
Goodwill [Roll Forward]
Balance, beginning		13	14
Translation adjustments		2	(1)
Goodwill Impairment Charge		0	0
Balance, ending	15	15	13
Ride Performance Division
Goodwill [Roll Forward]
Balance, beginning		20	22
Translation adjustments		0	(2)
Goodwill Impairment Charge		(7)	0
Balance, ending	13	13	20
Aftermarket
Goodwill [Roll Forward]
Balance, beginning		24	24
Translation adjustments		1	0
Goodwill Impairment Charge		(4)	0
Balance, ending	$ 21	$ 21	$ 24